Cover	Sep. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 16, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	000-56264
Entity Registrant Name	CYBERLOQ TECHNOLOGIES, INC.
Entity Central Index Key	0001437517
Entity Tax Identification Number	26-2118480
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4837 Swift Road Suite 210-1
Entity Address, City or Town	Sarasota
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34231
City Area Code	(612)
Local Phone Number	961-4536
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CLOQ
Entity Emerging Growth Company	false